Consolidated Balance Sheets (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Ordinary shares, par value (in Dollars per share)
Ordinary shares description	Unlimited shares authorized	Unlimited shares authorized
Ordinary shares, issued	25,287,851	25,288,003
Ordinary shares, outstanding	25,287,851	25,288,003
Class A Convertible Preferred Shares
Preferred shares, par value (in Dollars per share)
Preferred shares, authorized description	Unlimited shares authorized	Unlimited shares authorized
Preferred shares, issued	715,000	715,000
Preferred shares, outstanding	715,000	715,000
Class B Convertible Preferred Shares
Preferred shares, par value (in Dollars per share)
Preferred shares, authorized description	Unlimited shares authorized	Unlimited shares authorized
Preferred shares, issued	291,795,150
Preferred shares, outstanding	291,795,150